FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurements [Abstract]
Disclosure of fair value measurement of assets	a) Assets and Liabilities Measured at Fair Value on a Recurring Basis

Fair Value Measurements
At December 31, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Contingent consideration[3]	$—	$—	$240	$240
Other investments[1]	131	—	—	131
Derivatives[2]	—	(386)	—	(386)
Receivables from provisional copper and gold sales	—	250	—	250
Receivable from NOVAGOLD[4]	—	—	168	168
	$131	($136)	$408	$403

Fair Value Measurements
At December 31, 2024	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Contingent consideration[3]	$—	$—	$58	$58
Other investments[1]	42	—	—	42
Receivables from provisional copper and gold sales	—	204	—	204
	$42	$204	$58	$304
[1]     Includes equity investments in other mining companies.
[2]       Refer to note 25c for further details.
[3]       2025 primarily includes contingent consideration relating to the Tongon mine, Norte Abierto project, Hemlo mine and Alturas project. 2024 primarily includes contingent consideration relating to the Norte Abierto project and has been changed to include contingent consideration.
[4]       Refer to note 4 for further details.
b)   Fair Values of Financial Assets and Liabilities

	At December 31, 2025		At December 31, 2024
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$940	$940	$891	$891
Other investments[2]	131	131	42	42
Contingent consideration[3]	240	240	58	58
	$1,311	$1,311	$991	$991
Financial liabilities
Debt[4]	$4,703	$4,970	$4,729	$4,821
Derivative liabilities[5]	386	386	—	—
Other liabilities	803	803	595	595
	$5,892	$6,159	$5,324	$5,416
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]2025 primarily includes contingent consideration relating to the Tongon mine, Norte Abierto project, Hemlo mine and Alturas project. 2024 primarily includes contingent consideration relating to the Norte Abierto project and have been changed to include contingent consideration.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-
term portions of debt.
[5]Refer to note 25 for further details.

The fair values of the Company’s remaining financial assets and liabilities, which include cash and equivalents, accounts receivable and trade and other payables, approximate their carrying values due to their short-term nature. We do not offset financial assets with financial liabilities.

Disclosure of fair value measurement of financial assets and liabilities	Fair Values of Financial Assets and Liabilities

	At December 31, 2025		At December 31, 2024
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$940	$940	$891	$891
Other investments[2]	131	131	42	42
Contingent consideration[3]	240	240	58	58
	$1,311	$1,311	$991	$991
Financial liabilities
Debt[4]	$4,703	$4,970	$4,729	$4,821
Derivative liabilities[5]	386	386	—	—
Other liabilities	803	803	595	595
	$5,892	$6,159	$5,324	$5,416
[1]Includes restricted cash and amounts due from our partners and joint ventures.
[2]Includes equity investments in other mining companies. Recorded at fair value. Quoted market prices are used to determine fair value.
[3]2025 primarily includes contingent consideration relating to the Tongon mine, Norte Abierto project, Hemlo mine and Alturas project. 2024 primarily includes contingent consideration relating to the Norte Abierto project and have been changed to include contingent consideration.
[4]Debt is generally recorded at amortized cost. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-
term portions of debt.
[5]Refer to note 25 for further details.